Employee Benefit Plans - Schedule of Net Periodic Benefit Cost (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Net Periodic Benefit Cost [Line Items]
Interest cost	$ 542	$ 1,390	$ 4,004
Current service cost	6,197	17,416	39,295
Gain on settlement	(34,373)	(81,046)	(18,150)
Recognized net actuarial (gains) losses	500	(23,832)	12,715
Net periodic benefit cost	$ (27,134)	$ (86,072)	$ 37,864
Actuarial assumptions used to determine net cost:
Expected return on assets	4.00%
Rate of increase in salary	2.50%	2.50%	2.50%
Minimum [Member]
Actuarial assumptions used to determine net cost:
Discount rate	2.27%	2.88%	3.48%
Expected return on assets		3.00%	3.48%
Maximum [Member]
Actuarial assumptions used to determine net cost:
Discount rate	3.58%	3.64%	4.30%
Expected return on assets		3.64%	4.30%